SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2023
Short-term Deposits
SHORT-TERM DEPOSITS

NOTE 5: SHORT-TERM DEPOSITS

	December 31,
	2023	2022
Bank deposits (*)	$35,465	$—	(*)

(*) Reclassified

Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 6%.